Related Party Transactions - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management compensation
Salaries and other short-term employee benefits	$ 2,330	$ 1,711	$ 1,691
Share-based payment	416	314	83
Post-employment benefits	11	12	11
Total key management compensation	$ 2,757	$ 2,037	$ 1,785